Income taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense (benefit) at statutory income tax rate	$ 282,922	$ 409,023	$ (125,303)
Foreign rate differential	14,412	6,025	13,701
Pillar Two top-up taxes	42,598	0	0
Withholding tax borne	22,557	12,716	0
Entities taxable at a higher Irish rate	(16,321)	(1,788)	(2,862)
Other reconciling items	(7,608)	3,347	(17,518)
Remeasurement of deferred taxes	0	(43,806)	0
Gains not taxable	0	(45,312)	0
Valuation allowance	(14,856)	(49,149)	(32,115)
Total changes	40,782	(117,967)	(38,794)
Income tax expense (benefit)	$ 323,704	$ 291,056	$ (164,097)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax expense (benefit) at statutory income tax rate	12.50%	12.50%	12.50%
Foreign rate differential	0.60%	0.20%	(1.30%)
Pillar Two top-up taxes	0.019	0	0
Withholding tax borne	0.010	0.004	0
Entities taxable at a higher Irish rate	(0.007)	(0.001)	0.003
Other reconciling items	(0.30%)	0.10%	1.70%
Remeasurement of deferred taxes	0.00%	(1.30%)	0.00%
Gains not taxable	0.00%	(1.40%)	0.00%
Valuation allowance	(0.70%)	(1.50%)	3.20%
Total changes	1.80%	(3.60%)	3.90%
Income tax expense (benefit)	14.30%	8.90%	16.40%
Non-deductible expenses	$ 10,000	$ 6,000	$ 8,000
Unrecognized tax benefit release	8,000
Other items	$ 10,000	$ 3,000	4,000
Consolidation of group			$ 22,000